Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Cash flows from operating activities:
Net income (loss)	$ (452,438)	$ (614,637)	$ 98,877
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation of plant and equipment	57,832	78,565	19,323
Depreciation of right-of-use assets	662,757	900,356	681,577
Loss on disposal of plant and equipment	61	83
Loss on written off of inventories	18,657	25,345	5,568
Unrealized foreign exchange losses	47,876	65,040
Change in operating assets and liabilities:
Accounts receivables	(65,346)	(88,773)	24,163
Inventories	(180,508)	(245,220)	(35,666)
Deposit, prepayments, and other receivables	(349,371)	(474,621)	(260,450)
Accounts payable	(617,695)	(839,139)	179,167
Customer deposits	37,820	51,378	(682,060)
Accrued liabilities and other payables	(39,462)	(53,609)	39,683
Income tax recoverable	(19,702)	(26,765)
Net cash provided by (used in) operating activities	(899,519)	(1,221,997)	70,182
Cash flows from investing activity:
Purchase of plant and equipment	(103,474)	(140,570)	(153,280)
Net cash used in investing activity	(103,474)	(140,570)	(153,280)
Cash flows from financing activities:
Payments on offering costs	(762,020)	(1,035,204)
(Advance to) repayment from related parties	372,261	505,716	(90,879)
Repayment from former shareholder	537,578	730,300
Advance from intermediate holding company	678,719	922,040
Payments on lease liabilities	(606,059)	(823,331)	(626,611)
Net cash (used in) provided by financing activities	220,479	299,521	(717,490)
Net change in cash and cash equivalents	(782,514)	(1,063,046)	(800,588)
BEGINNING OF PERIOD	1,326,808	1,802,469	2,883,790
END OF PERIOD	544,294	739,423	2,083,202
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest	$ 92,878	$ 126,175	$ 80,050